Commitments and contingencies	12 Months Ended
Dec. 31, 2017
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Commitments and contingencies
20.	Commitments and contingencies:

(a)	The following are the minimum payments required for the lease of premises:

Less than one year	$237,299
One to three years	249,677
Four to five years	-
Thereafter	-
Total	$486,976

Rent expense for the year ended December 31, 2017 was $236,455 (2016 - $132,596).

(b)

The Company is a party to a variety of agreements in the ordinary course of business under which it may be obligated to indemnify third parties with respect to certain matters. These obligations include, but are not limited to contracts entered into with physicians where the Company agrees, under certain circumstances, to indemnify a third party, against losses arising from matters including but not limited to medical malpractice and product liability. The impact of any such future claims, if made, on future financial results is not subject to reasonable estimation because considerable uncertainty exists as to final outcome of these potential claims.